Basis of Presentation of the Consolidated Financial Statements - Share Capital Transactions (Details) € in Millions, $ in Millions													12 Months Ended
	Jul. 30, 2020 EUR (€)	Jul. 30, 2020 USD ($)	Aug. 29, 2019 EUR (€)	Aug. 29, 2019 USD ($)	May 16, 2019 EUR (€)	May 16, 2019 USD ($)	Feb. 20, 2019 EUR (€)	Feb. 20, 2019 USD ($)	Feb. 14, 2019 EUR (€)	Jan. 24, 2019 EUR (€)	Jan. 24, 2019 USD ($)	Nov. 08, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Other income													€ 1,587	€ 2,842	€ 1,622
Telefónica Centroamericana Inversiones, S.L. | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)										60.00%	60.00%
Telefónica Centroamericana Inversiones, S.L. | Corporacion Multi Inversiones, SA
Disclosure of classes of share capital [line items]
Proportion of ownership interest (as a percent)										40.00%	40.00%
Telefónica Moviles Guatemala
Disclosure of classes of share capital [line items]
Equity attributable to noncontrolling interests										€ 114
Telefonía Celular de Nicaragua, S.A.
Disclosure of classes of share capital [line items]
Equity attributable to noncontrolling interests														112
Telefónica Móviles Panamá, S.A.
Disclosure of classes of share capital [line items]
Equity attributable to noncontrolling interests														€ 188
Grupo Catalana Occidente | Seguos de Vida y Pensiones Antares
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital												€ 161
Non-current assets or disposal groups classified as held for sale															793
Liabilities associated with noncurrent assets held for sale															€ 661
Capital gain (loss)									€ 98
Reclassification between actuarial gains and losses and impact of limit on assets for defined benefit pension plans and retained earnings									€ 89
Proceeds from exchange of share capital												€ 161
Grupo Catalana Occidente | Seguos de Vida y Pensiones Antares | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)												100.00%
America Movil, SAB de CV | Telefónica Moviles Guatemala & Telefónica Moviles El Salvador
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital										570	$ 648
Proceeds from exchange of share capital										570	$ 648
America Movil, SAB de CV | Telefónica Moviles Guatemala
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital										293
Proceeds from exchange of share capital										293
America Movil, SAB de CV | Telefónica Moviles El Salvador
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital										277
Proceeds from exchange of share capital										€ 277
America Movil, SAB de CV | Telefónica Moviles El Salvador | Telefonica, S.A.
Disclosure of classes of share capital [line items]
Proportion of voting equity transferred (as a percent)										99.30%
America Movil, SAB de CV | Telefónica de Costa Rica TC, S.A. | Disposal of major subsidiary
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital	€ 425	$ 500					€ 503	$ 570
Proceeds from exchange of share capital	€ 425	$ 500					503	570
Millicom International Cellular, S.A. | Telefonica Moviles Panama & Telefonica Celular de Nicaragua & Telefonica de Costa Rica
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital							1,455	1,650
Proceeds from exchange of share capital							€ 1,455	$ 1,650
Millicom International Cellular, S.A. | Telefonía Celular de Nicaragua, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital					€ 390	$ 437
Other income					172
Proceeds from exchange of share capital					€ 390	$ 437
Millicom International Cellular, S.A. | Telefónica Móviles Panamá, S.A.
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital			€ 536	$ 594
Other income			190
Proceeds from exchange of share capital			€ 536	$ 594